Discontinued Operations - Gain on Sale of Discontinued Operations (FY) (Details) - Yield Endurance [Member]	4 Months Ended
Dec. 31, 2018 USD ($) shares
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Assets of discontinued operations disposed in sale	$ (9,415)
Liabilities of discontinued operations disposed in sale	9,648,488
Fair value of warrants to purchase 384,615 shares of common stock to buyer	(1,601,008)
Gain on disposal of discontinued operations	$ 8,038,065
Shares of common | shares	384,615